Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 36, Related party transactions.
Statements of financial position

For the year ended December 31	2025	2024
Assets	1,473	1,531
Liabilities	(730)	(796)
Total net assets	743	735
BCE's share of net assets	396	341
Income statements

For the year ended December 31	Note	2025	2024
Revenues		1,691	2,426
Expenses		(1,676)	(2,906)
Total net gains (losses)		15	(480)
BCE’s share of net gains (losses)	10	8	(237)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 36, Related party transactions.
Statements of financial position

For the year ended December 31	2025	2024
Assets	1,473	1,531
Liabilities	(730)	(796)
Total net assets	743	735
BCE's share of net assets	396	341
Income statements

For the year ended December 31	Note	2025	2024
Revenues		1,691	2,426
Expenses		(1,676)	(2,906)
Total net gains (losses)		15	(480)
BCE’s share of net gains (losses)	10	8	(237)